Employee Benefits - Summary of Changes in Projected Benefit Obligation, Plan Assets, Funded Status, Amounts Recognized in Consolidated Balance Sheet and Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pension Plans [Member]
Change In Projected Benefit Obligation
Benefit obligation at beginning of measurement period	$ 6,829	$ 5,507
Service cost	235	192	$ 208
Interest cost	235	249	224
Plan amendments	(18)
Actuarial loss (gain)	754	1,100
Lump sum settlements	(55)	(56)
Benefit payments	(175)	(163)
Benefit obligation at end of measurement period	7,805	6,829	5,507
Change In Fair Value Of Plan Assets
Balance at beginning of period	5,838	4,936
Actual return on plan assets	737	1,095
Employer contributions	1,153	26
Lump sum settlements	(55)	(56)
Benefit payments	(175)	(163)
Balance at end of period	7,498	5,838	4,936
Funded (Unfunded) Status	(307)	(991)
Noncurrent benefit asset	369
Current benefit liability	(27)	(25)
Noncurrent benefit liability	(649)	(966)
Recognized amount	(307)	(991)
Net actuarial gain (loss)	(2,557)	(2,271)
Net prior service credit (cost)	18
Recognized amount	(2,539)	(2,271)
Postretirement Welfare Plan [Member]
Change In Projected Benefit Obligation
Benefit obligation at beginning of measurement period	47	54
Interest cost	1	2	2
Participants' contributions	6	7
Actuarial loss (gain)	(4)	(4)
Benefit payments	(13)	(13)
Federal subsidy on benefits paid	1	1
Benefit obligation at end of measurement period	38	47	54
Change In Fair Value Of Plan Assets
Balance at beginning of period	84	81
Actual return on plan assets	1	6
Employer contributions	5	4
Participants' contributions	6	6
Benefit payments	(13)	(13)
Other changes	(83)
Balance at end of period		84	$ 81
Funded (Unfunded) Status	(38)	37
Noncurrent benefit asset		37
Current benefit liability	(5)
Noncurrent benefit liability	(33)
Recognized amount	(38)	37
Net actuarial gain (loss)	63	68
Net prior service credit (cost)	11	14
Recognized amount	$ 74	$ 82